RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
RELATED PARTY TRANSACTIONS
NOTE 6 - RELATED PARTY TRANSACTIONS

BTND Trading

BTND Trading is an entity separate from the Company which is owned by certain significant shareholders of the Company, from time-to-time BTND Trading has advanced funds to the Company. At the June 28, 2020, $207,729 was due to BTND Trading at 8% annual interest. In August 2020, the amount due to BTND trading was repaid in full.

Next Gen Ice

In 2019, the Company made cash advances to Next Gen Ice, Inc. (NGI) in the form of Series C Notes totaling a principal amount of $179,000. The Company’s CEO, Gary Copperud, is Chairman of the Board of Directors of NGI and the Company’s Chief Operating Officer, Kenneth Brimmer, is also a member of the Board of Directors of NGI and serves as Chief Financial Officer of NGI on a part-time contract basis. Mr. Copperud, and a limited liability company controlled by him together own approximately 34% of the outstanding equity of NGI. On March 2, 2020, the Series C Notes, were modified and the maturity extended to August 31, 2020. As part of the Note modification, the Company received 179,000 shares of Common Stock in Next Gen Ice from the founders of NGI representing approximately 2% of NGI shares outstanding. The also Company holds warrants to purchase 358,000 shares at a price of $1.00 per share through March 31, 2023. The common stock and common stock purchase warrants received by the Company were recorded at a value determined by the Company of $75,000. This amount was also recorded at a discount to the note receivable and was recognized as interest income over the extended term of the Note. The Company has determined that its investment in NGI does not have a readily determinable market value and therefore is carried at the cost determined by the Company at the time the shares and warrants were received. The Series C Notes were repaid in August 2020, with interest, and currently there are no outstanding amounts due to the Company from NGI.

Next Gen Ice

In 2019 the Company made a series of advances in the form of investments in Next Gen Ice, Inc. (NGI) Series C Notes totaling $179,000.  The Company’s CEO, Gary Copperud, is Chairman of NGI and the Company’s Chief Operating Officer, Kenneth Brimmer, is a member of the Board of Directors of NGI and is currently serving as Chief Financial Officer of NGI on a part-time contract basis.  Limited liability corporations controlled by Mr. Copperud together own approximately 55% of the outstanding equity of NGI.   The Series C Notes were originally due on March 3, 2020 and under certain conditions were convertible into common stock of NGI at the option of the holder.  On March 3, 2020, the Company and NGI entered into a Loan Modification and Extension Agreement pursuant to which the Company agreed to extend the maturity date of the NGI Notes to August 31, 2020.  In consideration of the extension of the term of the NGI Notes, NGI granted to the Company a security interest in all of NGI’s assets and issued to the Company warrants entitling it to purchase 358,000 shares of common stock of NGI at a price of $1.00 per share at any time through March 31, 2023, and the founders of NGI including, the Company’s CEO, agreed to transfer to the Company 179,000 common shares of NGI, representing approximately 3% of the NGI common stock outstanding.

Corporate Expense Sharing

The Company pays the salary and benefits of the Company controller based in Fargo, North Dakota and the Company pays monthly rent, on a month-to-month basis, for the office space of $500 per month.  From time-to-time the Company’s controller provides limited bookkeeping and administrative assistance for entities that are controlled by shareholders of Company.  These are minimal services for which the Company has not been compensated.